Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Mar. 27, 2019
Document Effective Date	Mar. 30, 2019
Prospectus Date	Mar. 30, 2019
Rockefeller Equity Allocation Fund | Rockefeller Equity Allocation Fund - Institutional Class Shares
Prospectus:
Trading Symbol	ROCKX
Rockefeller Equity Allocation Fund | Rockefeller Equity Allocation Fund - Advisor Class Shares
Prospectus:
Trading Symbol	RACKX
Rockefeller Core Taxable Bond Fund | Rockefeller Core Taxable Bond Fund - Institutional Class Shares
Prospectus:
Trading Symbol	RCFIX
Rockefeller Core Taxable Bond Fund | Rockefeller Core Taxable Bond Fund - Advisor Class Shares
Prospectus:
Trading Symbol	RCFAX
Rockefeller Intermediate Tax Exempt National Bond Fund | Rockefeller Intermediate Tax Exempt National Bond Fund - Institutional Class Shares
Prospectus:
Trading Symbol	RCTEX
Rockefeller Intermediate Tax Exempt National Bond Fund | Rockefeller Intermediate Tax Exempt National Bond Fund - Advisor Class Shares
Prospectus:
Trading Symbol	RCTAX
Rockefeller Intermediate Tax Exempt New York Bond Fund | Rockefeller Intermediate Tax Exempt New York Bond Fund - Advisor Class Shares
Prospectus:
Trading Symbol	RCNEX
Rockefeller Intermediate Tax Exempt New York Bond Fund | Rockefeller Intermediate Tax Exempt New York Bond Fund - Institutional Class Shares
Prospectus:
Trading Symbol	RCNYX